Exhibit 99.1
MONTHLY SERVICER'S CERTIFICATE
CARMAX BUSINESS SERVICES, LLC
CARMAX SELECT RECEIVABLES TRUST
SERIES 2025-B

Collection Period	08/01/26-08/31/26
Determination Date	9/9/2026
Distribution Date	9/15/2026

Additional information, including defined terms, can be found in the prospectus on the SEC's EDGAR system (http://www.sec.gov) under File No. 333-288943-01.

Pool Balance
1.	Pool Balance on the close of the last day of the preceding Collection Period		$652,729,930.80
2.	Collections allocable to Principal		$19,251,185.78
3.	Purchase Amount allocable to Principal		$0.00
4.	Defaulted Receivables		$3,652,633.25
5.	Pool Balance on the close of the last day of the related Collection Period		$629,826,111.77
	(Ln1 - Ln2 - Ln3 - Ln4)
6.	Total number of Receivables outstanding on the close of the last day of the related Collection Period		36,673
7.	Initial Pool Balance		$923,081,739.63
		Beginning of Period	End of Period
8.	Note Balances
	a. Class A-1 Note Balance	$0.00	$0.00
	b. Class A-2 Note Balance	$204,207,886.68	$183,250,892.27
	c. Class A-3 Note Balance	$177,040,000.00	$177,040,000.00
	d. Class B Note Balance	$60,920,000.00	$60,920,000.00
	e. Class C Note Balance	$71,540,000.00	$71,540,000.00
	f. Class D Note Balance	$68,770,000.00	$68,770,000.00
	g. Class E Note Balance	$14,770,000.00	$14,770,000.00
	h. Note Balance (sum a - g)	$597,247,886.68	$576,290,892.27
9.	Pool Factors
	a. Class A-1 Note Pool Factor	0.0000000	0.0000000
	b. Class A-2 Note Pool Factor	0.6735977	0.6044692
	c. Class A-3 Note Pool Factor	1.0000000	1.0000000
	d. Class B Note Pool Factor	1.0000000	1.0000000
	e. Class C Note Pool Factor	1.0000000	1.0000000
	f. Class D Note Pool Factor	1.0000000	1.0000000
	g. Class E Note Pool Factor	1.0000000	1.0000000
	h. Note Pool Factor	0.6636088	0.6403232
10.	Overcollateralization Target Amount		$53,535,219.50
11.	Current overcollateralization amount (Pool Balance - Note Balance)		$53,535,219.50
12.	Weighted Average Coupon		16.23%
13.	Weighted Average Original Term	months	69.61
14.	Weighted Average Remaining Term	months	50.95
Collections
15.	Finance Charges:
	a. Collections allocable to Finance Charge		$8,618,066.23
	b. Liquidation Proceeds allocable to Finance Charge		$2,657.85
	c. Purchase Amount allocable to Finance Charge		$0.00
	d. Available Finance Charge Collections (sum a - c)		$8,620,724.08
16.	Principal:
	a. Collections allocable to Principal		$19,251,185.78
	b. Liquidation Proceeds allocable to Principal		$1,210,137.76
	c. Purchase Amount allocable to Principal		$0.00
	d. Available Principal Collections (sum a - c)		$20,461,323.54
17.	Total Finance Charge and Principal Collections (15d + 16d)		$29,082,047.62
18.	Interest Income from Collection Account		$74,988.99
19.	Simple Interest Advances		$0.00
20.	Available Collections (Ln17 + 18 + 19)		$29,157,036.61

Available Funds
21.	Available Collections	$29,157,036.61
22.	Reserve Account Draw Amount	$0.00
23.	Available Funds	$29,157,036.61
Application of Available Funds
24.	Servicing Fee	0.15%
	a. Monthly Servicing Fee	$1,223,868.62
	b. Amount Unpaid from Prior Months	$0.00
	c. Amount Paid	$1,223,868.62
	d. Shortfall Amount (a + b - c)	$0.00
25.	Unreimbursed Servicer Advances	$0.00
26.	Successor Servicer and Asset Representations Reviewer Unpaid Expenses and Indemnity Amounts
	a. Successor Servicer Unpaid Transition Expenses and Indemnity Amounts (Capped at $175,000 annually)	$0.00
	b. Successor Servicer Amount Paid	$0.00
	c. Successor Servicer Shortfall Amount (a - b)	$0.00
	d. Asset Representations Reviewer Fees, Expenses and Indemnity Amounts (Capped at $175,000 annually)	$0.00
	e. Asset Representations Reviewer Amount Paid	$0.00
	f. Asset Representations Reviewer Shortfall Amount (d - e)	$0.00
27.	Class A Noteholder Interest Amounts
	a. Class A-1 Monthly Interest	$0.00
	b. Additional Note Interest related to Class A-1 Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class A-1 Monthly Interest	$0.00
	d. Total Class A-1 Note Interest (sum a - c)	$0.00
	e. Class A-2 Monthly Interest	$713,025.87
	f. Additional Note Interest related to Class A-2 Monthly Interest	$0.00
	g. Interest Due on Additional Note Interest related to Class A-2 Monthly Interest	$0.00
	h. Total Class A-2 Note Interest (sum e - g)	$713,025.87
	i. Class A-3 Monthly Interest	$607,837.33
	j. Additional Note Interest related to Class A-3 Monthly Interest	$0.00
	k. Interest Due on Additional Note Interest related to Class A-3 Monthly Interest	$0.00
	l. Total Class A-3 Note Interest (sum i - k)	$607,837.33
28.	Priority Principal Distributable Amount	$0.00
29.	Class B Noteholder Interest Amount
	a. Class B Monthly Interest	$220,835.00
	b. Additional Note Interest related to Class B Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class B Monthly Interest	$0.00
	d. Total Class B Note Interest (sum a - c)	$220,835.00
30.	Secondary Principal Distributable Amount	$0.00
31.	Class C Noteholder Interest Amount
	a. Class C Monthly Interest	$287,948.50
	b. Additional Note Interest related to Class C Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class C Monthly Interest	$0.00
	d. Total Class C Note Interest (sum a - c)	$287,948.50
32.	Tertiary Principal Distributable Amount	$0.00
33.	Class D Noteholder Interest Amount
	a. Class D Monthly Interest	$305,453.42
	b. Additional Note Interest related to Class D Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class D Monthly Interest	$0.00
	d. Total Class D Note Interest (sum a - c)	$305,453.42

34.	Quaternary Principal Distributable Amount	$0.00
35.	Class E Noteholder Interest Amount
	a. Class E Monthly Interest	$84,804.42
	b. Additional Note Interest related to Class E Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class E Monthly Interest	$0.00
	d. Total Class E Note Interest (sum a - c)	$84,804.42
36.	Quinary Principal Distributable Amount	$0.00

37.	Required Payment Amount (Ln 24 + Ln 26 + (sum of Ln 27 through Ln 36))	$3,443,773.16
38.	Reserve Account Deficiency	$0.00
39.	Regular Principal Distributable Amount	$20,956,994.41
40.	Remaining Unpaid Servicer Transition Expenses and Additional Servicing Fees, if any	$0.00
41.	Remaining Unpaid Trustee and Asset Representations Reviewer Fees, Expenses and Indemnity Amounts, if any
	a. Remaining Unpaid Trustee Fees, Expenses and Indemnity Amounts	$0.00
	b. Remaining Unpaid Asset Representations Reviewer Fees, Expenses and Indemnity Amounts	$0.00
42.	Remaining Unpaid Successor Servicer Indemnity Amounts, if any	$0.00
Collection Account Activity		0.15%
43.	Deposits
	a. Total Daily Deposits of Finance Charge Collections	$8,620,724.08
	b. Total Daily Deposits of Principal Collections	$20,461,323.54
	c. Withdrawal from Reserve Account	$0.00
	d. Interest Income	$74,988.99
	e. Total Deposits to Collection Account (sum a - d)	$29,157,036.61
44.	Withdrawals
	a. Servicing Fee and Unreimbursed Servicer Advances	$1,223,868.62
	b. Successor Servicer Transition Expenses and Indemnity Amounts	$0.00
	c. Deposit to Note Payment Account for Monthly Note Interest/Principal	$23,176,898.95
	d. Deposit to Reserve Account	$0.00
	e. Excess Collections (Deposit to Certificate Payment Account for payment to Certificateholder)	$4,756,269.04
	f. Total Withdrawals from Collection Account (sum a - e)	$29,157,036.61
Note Payment Account Activity
45.	Deposits
	a. Class A-1 Interest Distribution	$0.00
	b. Class A-2 Interest Distribution	$713,025.87
	c. Class A-3 Interest Distribution	$607,837.33
	d. Class B Interest Distribution	$220,835.00
	e. Class C Interest Distribution	$287,948.50
	f. Class D Interest Distribution	$305,453.42
	g. Class E Interest Distribution	$84,804.42
	h. Class A-1 Principal Distribution	$0.00
	i. Class A-2 Principal Distribution	$20,956,994.41
	j. Class A-3 Principal Distribution	$0.00
	k. Class B Principal Distribution	$0.00
	l. Class C Principal Distribution	$0.00
	m. Class D Principal Distribution	$0.00
	n. Class E Principal Distribution	$0.00
	o. Total Deposits to Note Payment Account (sum a - n)	$23,176,898.95
46.	Withdrawals
	a. Class A-1 Distribution	$0.00
	b. Class A-2 Distribution	$21,670,020.28
	d. Class A-3 Distribution	$607,837.33
	e. Class B Distribution	$220,835.00
	f. Class C Distribution	$287,948.50
	g. Class D Distribution	$305,453.42
	h. Class E Distribution	$84,804.42
	i. Total Withdrawals from Note Payment Account (sum a - g)	$23,176,898.95

Certificate Payment Account Activity
47.	Deposits to Certificate Payment Account from Excess Collections	$4,756,269.04
48.	Withdrawals from Certificate Payment Account for Certificateholder Distribution	$4,756,269.04
Required Reserve Account Amount		0.15%
49.	Required Reserve Account Amount (1.00% of Initial Pool Balance)	$9,230,817.40
Reserve Account Reconciliation
50.	Beginning Balance (as of end of preceding Distribution Date)	$9,230,817.40
51.	Investment Earnings	$28,067.41
52.	Reserve Account Draw Amount	$0.00
53.	Reserve Account Amount (Ln 50 + Ln 51 - Ln 52)	$9,258,884.81
54.	Deposit from Available Funds (Ln 44d)	$0.00
55.	If Reserve Account Balance exceeds Required Reserve Account Amount, payment to
	a. the Note Payment Account for the payment of principal to the extent of any unfunded Regular Principal Distribution Amount; and	$0.00
	b. any Successor Servicer for the payment of any unfunded Transition Costs and Additional Servicing Fee	$0.00
56.	Payment to Certificateholders if Reserve Account Balance exceeds Required Reserve Account Amount and to the extent no unfunded amounts described in Ln 55 exist	$28,067.41
57.	Ending Balance (Ln53 + Ln54 - Ln55 - Ln56)	$9,230,817.40
58.	Reserve Account Deficiency (Ln50 - Ln57)	$0.00
Instructions to the Trustee
59.	Amount to be deposited from the Reserve Account into the Collection Account	$0.00
60.	Amount to be paid to Servicer from the Collection Account	$1,223,868.62
61.	Amount to be deposited from the Collection Account into the Note Payment Account	$23,176,898.95
62.	Amount to be deposited from the Collection Account into the Certificate Payment Account	$4,756,269.04
63.	Amount to be deposited from the Collection Account into the Reserve Account	$0.00
64.	Amount to be deposited from the Reserve Account, if Reserve Account Balance exceeds Required Reserve Account Amount, into
	a. the Note Payment Account for any unfunded Regular Principal Distributable Amount	$0.00
	b. the Certificateholders, if no unfunded Regular Principal distributable amount exists	$28,067.41
65.	Amount to be paid to Class A-1 Noteholders from the Note Payment Account	$0.00
66.	Amount to be paid to Class A-2 Noteholders from the Note Payment Account	$21,670,020.28
67.	Amount to be paid to Class A-3 Noteholders from the Note Payment Account	$607,837.33
68.	Amount to be paid to Class B Noteholders from the Note Payment Account	$220,835.00
69.	Amount to be paid to Class C Noteholders from the Note Payment Account	$287,948.50
70.	Amount to be paid to Class D Noteholders from the Note Payment Account	$287,948.50
71.	Amount to be paid to Class E Noteholders from the Note Payment Account	$84,804.42
72.	Amount to be paid to Certificateholders from the Certificate Payment Account with respect to Excess Collections	$4,756,269.04

Delinquency Activity
		Number of Loans	Principal Balance
73.	Delinquency Analysis
	a. 31 to 60 days past due	2,273	$42,646,875.46
	b. 61 to 90 days past due	1,016	$19,175,233.12
	c. 91 to 120 days past due	283	$4,909,112.62
	d. 121 or more days past due	1	$763.94
	e. Total Past Due (sum a - d)	3,573	$66,731,985.14
	f. Delinquent Loans as a percentage of end of period Pool Balance (Ln 73e / Ln 5)		10.5953%

74.	Has a Delinquency Trigger Event occurred?		No

Loss Activity
		Number of Loans	Principal Balance

75.	Defaulted Receivables (charge-offs)	209	$3,652,633.25
76.	Recoveries	260	$1,212,795.61
77.	Net Losses (Ln 75 - Ln 76)		$2,439,837.64
78.	Ratio of Net Losses to Beginning of Period Pool Balance (Ln 77 / Ln 1)		0.3738%

Cumulative Loss Activity
		Number of Loans	Principal Balance

79.	Defaulted Receivables (charge-offs)	1,768	$33,240,885.74
80.	Recoveries	1,241	$11,006,879.66
81.	Cumulative Net Losses (Ln 79 - Ln 80)		$22,234,006.08
82.	Ratio of Cumulative Net Losses to Initial Pool Balance (Ln 81 / Ln 7)		2.4087%
83.	Average Net Loss on Defaulted Receivables		$12,575.80

Other Servicing Information

84.	Principal Balance of Receivables extended during the Collection Period		$17,432,516.24
85.	Pool Balance on the close of the last day of the preceding Collection Period		$652,729,930.80
86.	Ratio of extensions to pool balance (Ln 85 / Ln 86)		2.67%

IN WITNESS WHEREOF, the undersigned has duly executed this certificate on September 09, 2026

CARMAX BUSINESS SERVICES, LLC

As Servicer

By:	/s/ Greg Dostich

Name:	Greg Dostich

Title:	Vice President and Treasurer